Income Taxes (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes
Note 12. Income Taxes

The following table summarizes the Company’s provision (benefit) for income taxes and effective income tax rate for the three and nine month periods ended September 30, 2017 and 2016:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Income (loss) before income taxes	$32.4	$(22.1)	$(166.3)	$(60.3)
Provision (benefit) for income taxes	$4.4	$(9.1)	$(41.2)	$(33.3)
Effective income tax rate	13.6%	41.3%	24.8%	55.2%

For the three month period ended September 30, 2017 when compared to the same three month period of 2016, the increase in the provision for income taxes is primarily due to the increase in the pre-tax income. The decrease in the effective income tax rate is due to the decrease in the U.S. loss at a higher tax rate combined with an increase in foreign profits at a lower tax rate.

For the nine month period ended September 30, 2017 when compared to the same nine month period of 2016, the decrease in the provision for income taxes is due to the increase of the pre-tax loss. The significant increase in the loss in the U.S. was caused by one-time expenses associated with the Company’s initial public offering. This included offering-related expenses, early termination fees related to the pay down of debt, and stock-based compensation expense. The decrease in the effective income tax rate is primarily due to these expenses being benefited at a lower tax rate.

Note 14: Income Taxes

Loss before income taxes for the years ended December 31, 2016, 2015, and 2014 consists of the following:
	2016	2015	2014
U.S.	$(149,364)	$(449,998)	$(145,147)
Non-U.S.	86,214	83,306	32,218
Loss before income taxes	$(63,150)	$(366,692)	$(112,929)

The following table details the components of the (benefit) provision for income taxes for the years ended December 31, 2016, 2015, and 2014.
	2016	2015	2014
Current:
U.S. federal	$(6,610)	$32	$15,628
U.S. state and local	1,277	1,612	5,103
Non-U.S.	57,832	46,731	41,968
Deferred:
U.S. federal	(61,384)	(31,546)	(20,359)
U.S. state and local	(3,395)	(9,298)	(1,089)
Non-U.S.	(19,580)	(22,235)	(18,255)
(Benefit) provision for income taxes	$(31,860)	$(14,704)	$22,996

The U.S. federal corporate statutory rate is reconciled to the Company’s effective income tax rate for the years ended December 31, 2016, 2015, and 2014 as follows:
	2016	2015	2014
U.S. federal corporate statutory rate	35.0%	35.0%	35.0%
State and local taxes, less federal tax benefit	4.0	2.3	(2.0)
Foreign income taxes	19.9	1.5	16.2
Sale of subsidiary	(17.1)	—	—
Manufacturing benefit	—	—	1.5
Repatriation expenses	30.7	(2.3)	5.2
Valuation allowance adjustments	(15.9)	(0.5)	(7.5)
Impairment of goodwill and intangible assets	(0.6)	(31.7)	(64.1)
Uncertain tax positions	(7.0)	(0.4)	(0.1)
Other, net	1.5	0.1	(4.6)
Effective income tax rate	50.5%	4.0%	(20.4)%

The principal items that gave rise to deferred income tax assets and liabilities as of December 31, 2016 and 2015 are as follows:
	2016	2015
Deferred Tax Assets:
Reserves and accruals	$38,192	$33,416
Postretirement benefits other than pensions	1,075	1,239
Postretirement benefits - pensions	20,885	22,200
Tax loss carryforwards	57,990	27,227
Foreign tax credit carryforwards	11,621	12,076
Other	33,093	32,298
Total deferred tax assets	162,856	128,456
Valuation allowance	(33,582)	(23,780)
Deferred Tax Liabilities:
LIFO inventory	(17,049)	(14,909)
Property, plant, and equipment	(28,617)	(28,968)
Intangibles	(444,263)	(488,562)
Unremitted foreign earnings	(77,277)	(94,592)
Other	(48,324)	(47,165)
Total deferred tax liabilities	(615,530)	(674,196)
Net deferred income tax liability	$(486,256)	$(569,520)

The Company believes that it is more likely than not that it will realize its deferred tax assets through the reduction of future taxable income, other than for the deferred tax assets reflected below.

Tax attributes and related valuation allowances at December 31, 2016 were as follows:
	Tax Benefit	Valuation Allowance	Carryforward Period Ends
Tax Attributes to be Carried Forward
U.S. Federal Net Operating Loss	$33,246	$(3,580)	2035-2036
U.S. Federal Capital Loss	10,855	(10,855)	2021
U.S. Federal Tax Credit	13,951	(11,621)	2023-2036
U.S. State and Local Net Operating Losses	4,904	(196)	2034-2036
U.S. State and Local Tax Credit	304	(66)	2018-2034
Non U.S. Net Operating Losses	1,568	(915)	2017-2036
Non U.S. Net Operating Losses	4,917	(4,045)	Unlimited
Non U.S. Capital Losses	632	(566)	Unlimited
Other Deferred Tax Assets	3,821	(1,738)	Unlimited
Total Tax Carryforwards	$74,198	$(33,582)

A reconciliation of the changes in the valuation allowance for deferred tax assets for the years ended December 31, 2016, 2015, and 2014 are as follows:
	2016	2015	2014
Valuation allowance for deferred tax assets at beginning of the period	$23,780	$27,464	$20,718
Charged to tax expense	12,513	4,821	8,934
Charged to other accounts	(87)	—
Deductions(1)	(2,624)	(8,505)	(2,188)
Valuation allowance for deferred tax assets at end of the period	$33,582	$23,780	$27,464

(1)	Deductions relate to the realization of net operating losses or the removal of deferred tax assets.

Total unrecognized tax benefits were $6.8 million, $4.8 million, and $4.0 million for the years ended December 31, 2016, 2015, and 2014, respectively. The net increase in this balance primarily relates to recording $3.1 million for tax positions in prior years, which were partially offset by the benefits associated with the lapse of applicable statutes of limitations of $0.7 million. Included in total unrecognized benefits at December 31, 2016 is $6.8 million of unrecognized tax benefits that would affect the Company's effective tax rate if recognized, of which $1.4 million would be offset by a reduction of a corresponding deferred tax asset. The balance of total unrecognized tax benefits is not expected to significantly increase or decrease within the next twelve months. Below is a tabular reconciliation of the changes in total unrecognized tax benefits during the years ended December 31, 2016, 2015, and 2014:
	2016	2015	2014
Beginning balance	$4,780	$3,991	$4,129
Gross increases for tax positions of prior years	3,121	—	106
Gross decreases for tax positions of prior years	—	(364)	(370)
Gross increases for tax positions of current year	2	1,749	887
Settlements	(363)	(14)	(8)
Lapse of statute of limitations	(703)	(582)	(724)
Changes due to currency fluctuations	—	—	(29)
Ending balance	$6,837	$4,780	$3,991

The Company includes interest expense and penalties related to unrecognized tax benefits as part of the provision for income taxes. The Company's income tax liabilities at December 31, 2016 and 2015 include accrued interest and penalties of $3.0 million and $1.0 million, respectively.

The statutes of limitations for U.S. Federal tax returns are open beginning with the 2013 tax year, and state returns are open beginning with the 2012 tax year. The Company remains under IRS audit of the short tax year ending December 31, 2013 as of the end of fiscal year 2016.

The Company is subject to income tax in approximately 32 jurisdictions outside the U.S. The statute of limitations varies by jurisdiction with 2005 being the oldest year still open. The Company's significant operations outside the U.S. are located in the United Kingdom and Germany. In the United Kingdom, tax years prior to 2012 are closed. However, the Company is currently under audit in the United Kingdom, which has been expanded to include years 2012 to 2014. The audit has not been completed as of the date of these financial statements. In Germany, generally, the tax years 2008 and beyond remain open to examination and the general field tax audit of fiscal years 2008 to 2010 commenced in April 2013 with all findings to date appropriately reserved for. This audit has not been completed as of the date of these financial statements. The Company has also been notified that a general tax audit for the tax years 2011 to 2014 will commence in 2017 for Germany. Additionally, in Italy, the tax years 2011 to 2014 remain under audit as of the date of these financial statements.

The Company recorded a deferred tax liability of approximately $114 million for the anticipated repatriation of a limited amount of unremitted foreign earnings generated prior to date of acquisition, July 30, 2013. These accumulated earnings of non-U.S. subsidiaries amounting to approximately $287 million are expected to supplement the Company’s projected U.S. operating cash flow in meeting the Company’s debt service requirements along with other U.S. cash flow needs during the term of its credit agreement. This deferred tax liability was adjusted to $94.6 million at December 31, 2015, and to $77.3 million at December 31, 2016, based upon the estimated need to repatriate accumulated earnings of approximately $200.0 million. The reduction in the tax liability was due to the company’s decision to deduct its foreign taxes on future remitted earnings and eliminate the related taxable inclusion on the foreign tax credit gross up amount. The Company had previously established a valuation allowance against all foreign tax credits. With the exception of this limited repatriation, the Company will continue to be permanently reinvested with respect to its other undistributed earnings of the non-U.S. subsidiaries, including such earnings generated after the date of acquisition, as these earnings are expected to be utilized to fund the future growth of its non-U.S. operations. Determination of the unrecognized deferred tax liability associated with these unremitted earnings is not practicable.